SEGMENT INFORMATION	12 Months Ended
Apr. 30, 2018
Disclosure of operating segments [abstract]
SEGMENT INFORMATION

NOTE 4 SEGMENT INFORMATION

The Group currently has only one segment and therefore reports no information by segment.

The Group has its registered office in Sweden. All net sales derive from sales to external customers and are shown below divided up into product categories and geographic area.

Net sales per product category

	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Sales of necessities	162	172	96
Royalty revenues	2,377	-	4,870
Sales of goods	630	-	1,207
Invoiced services	-	-	200
Total	3,169	172	6,373

Under the agreement with Oasmia’s Russian partner, Oasmia is entitled to certain one-time payments as payment for the Russian partner’s distribution rights. Such distribution rights were invoiced during the year in the amount of USD 200 thousand, which has been reported as royalty revenues of SEK 1,595 thousand.

Sales to the Russian partner are divided up into two parts. Upon delivery a sum is invoiced for the goods corresponding to Oasmia’s production costs. This part has been reported as sales of goods of SEK 630 thousand. When the goods are then sold by the Russian partner, profits are shared, whereby Oasmia and the Russian partner share profits equally. This part is also reported as royalty revenues and amounts to SEK 782 thousand.

Net sales per geographic area

Below allocation of Net Sales per geographic area is based on the customer’s domicile.

	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Russia	3,007	-	6,019
Sweden	162	172	125
Other countries	-	-	229
Total	3,169	172	6,373

Non-current assets located in Sweden as per April 30, 2018 amount to SEK 483,297 thousand compared to SEK 466,474 thousand as of April 30, 2017 and SEK 437,297 thousand as of April 30, 2016 and non-current assets located in another country as per April 30, 2018 amount to SEK 4,268 thousand compared to SEK 4,990 thousand as of April 30, 2017 and SEK 5,713 thousand as of April 30, 2016.